Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 17, 2023	Jul. 27, 2021	Jul. 22, 2021	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering Details Line Items
Number of shares issued (in Shares)		4,500,000
Gross proceeds		$ 45,000
IPO [Member]
Initial Public Offering Details Line Items
Number of shares issued (in Shares)			30,000,000
Share price per share (in Dollars per share)			$ 10
Gross proceeds			$ 300,000
Offering costs			28,300
Deferred underwriting commissions	$ 12,075		10,500
Underwriting commission	$ 9,960		$ 11,100
Over-Allotment Option [Member]
Initial Public Offering Details Line Items
Offering costs		2,500
Deferred underwriting commissions		$ 1,600
Offering costs allocated to derivate warrant liabilities				$ 1,300	$ 1,300
Sale of units (in Shares)				32,400,000	32,400,000
Class A Ordinary Shares [Member]
Initial Public Offering Details Line Items
Warrants exercise price per share (in Shares)				11.5	11.5